Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

January 31, 2020

AGLO-QTLY-0320
1.813039.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Bailiwick of Jersey - 1.2%
WNS Holdings Ltd. sponsored ADR (a)	17,400	$1,241,664
Bermuda - 1.1%
Genpact Ltd.	25,000	1,106,750
Canada - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	34,000	1,136,331
Pan American Silver Corp. rights (a)(b)	38,400	0

TOTAL CANADA		1,136,331

Cayman Islands - 5.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,600	1,776,674
Anta Sports Products Ltd.	115,000	1,001,211
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,600	1,045,330
Tencent Holdings Ltd.	34,500	1,645,312
ZTO Express (Cayman), Inc. sponsored ADR	100	2,172

TOTAL CAYMAN ISLANDS		5,470,699

China - 1.1%
Ping An Insurance Group Co. of China Ltd. (H Shares)	103,500	1,170,364
Yunnan Baiyao Group Co. Ltd. (A Shares)	300	3,692

TOTAL CHINA		1,174,056

Denmark - 1.1%
DSV A/S	10,600	1,154,093
France - 3.3%
LVMH Moet Hennessy Louis Vuitton SE	3,800	1,654,795
SR Teleperformance SA	6,800	1,710,421

TOTAL FRANCE		3,365,216

Germany - 2.4%
Allianz SE	5,600	1,340,575
MTU Aero Engines Holdings AG	3,700	1,125,996

TOTAL GERMANY		2,466,571

Hong Kong - 1.2%
AIA Group Ltd.	122,400	1,212,855
India - 3.1%
HDFC Bank Ltd.	54,232	926,385
Housing Development Finance Corp. Ltd.	37,300	1,257,113
Kotak Mahindra Bank Ltd.	42,900	1,012,163
Praxis Home Retail Ltd. (a)(b)	5	6

TOTAL INDIA		3,195,667

Ireland - 1.5%
Accenture PLC Class A	7,500	1,539,075
Italy - 1.0%
FinecoBank SpA	84,800	994,552
Japan - 3.7%
Hoya Corp.	14,800	1,416,440
Kao Corp.	12,900	1,028,868
Keyence Corp.	4,000	1,344,628

TOTAL JAPAN		3,789,936

Kenya - 0.0%
Safaricom Ltd.	100	30
Netherlands - 3.6%
ASML Holding NV (Netherlands)	8,000	2,245,099
NXP Semiconductors NV	11,200	1,420,832

TOTAL NETHERLANDS		3,665,931

Spain - 2.8%
Cellnex Telecom SA (c)	37,542	1,870,287
Indra Sistemas SA (a)	91,300	1,049,015

TOTAL SPAIN		2,919,302

Switzerland - 2.8%
Roche Holding AG (participation certificate)	5,070	1,700,826
Sika AG	6,710	1,208,664

TOTAL SWITZERLAND		2,909,490

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	175,000	1,795,064
United Kingdom - 5.8%
British American Tobacco PLC (United Kingdom)	23,200	1,023,002
ConvaTec Group PLC (c)	1,192	3,274
Dechra Pharmaceuticals PLC	17,015	638,999
Diageo PLC	80	3,163
Discoverie Group PLC	145,575	1,095,721
Lloyds Banking Group PLC	1	1
London Stock Exchange Group PLC	11,100	1,147,083
S4 Capital PLC (a)(d)	836,532	2,087,771

TOTAL UNITED KINGDOM		5,999,014

United States of America - 53.4%
Activision Blizzard, Inc.	35,800	2,093,584
Adobe, Inc. (a)	5,400	1,896,156
Alphabet, Inc. Class A (a)	2,400	3,438,672
Amazon.com, Inc. (a)	1,100	2,209,592
AMETEK, Inc.	13,900	1,350,385
Amphenol Corp. Class A	11,800	1,173,746
Bank of America Corp.	66,300	2,176,629
Cintas Corp.	4,600	1,283,262
Citigroup, Inc.	25,000	1,860,250
Costco Wholesale Corp.	4,200	1,283,184
Dollar General Corp.	7,300	1,119,893
Ecolab, Inc.	6,200	1,215,882
Equinix, Inc.	2,100	1,238,433
Euronet Worldwide, Inc. (a)	6,600	1,040,424
Facebook, Inc. Class A (a)	10,000	2,019,100
Fidelity National Information Services, Inc.	14,800	2,126,168
Intercontinental Exchange, Inc.	12,400	1,236,776
Intuitive Surgical, Inc. (a)	2,300	1,287,494
Marsh & McLennan Companies, Inc.	12,400	1,387,064
MasterCard, Inc. Class A	10,900	3,443,746
Micron Technology, Inc. (a)	28,400	1,507,756
Microsoft Corp.	21,300	3,625,900
Northrop Grumman Corp.	4,400	1,648,108
Qualcomm, Inc.	12,900	1,100,499
S&P Global, Inc.	5,000	1,468,650
Salesforce.com, Inc. (a)	9,900	1,804,869
Starbucks Corp.	20,600	1,747,498
Stryker Corp.	6,200	1,306,340
The Booking Holdings, Inc. (a)	500	915,275
The Walt Disney Co.	7,500	1,037,325
Thermo Fisher Scientific, Inc.	4,300	1,346,717
TJX Companies, Inc.	26,200	1,546,848
UnitedHealth Group, Inc.	4,400	1,198,780

TOTAL UNITED STATES OF AMERICA		55,135,005

TOTAL COMMON STOCKS
(Cost $86,948,961)		100,271,301

Nonconvertible Preferred Stocks - 2.4%
Korea (South) - 2.4%
Samsung Electronics Co. Ltd.
(Cost $2,470,169)	63,900	2,489,223

Money Market Funds - 0.2%
Fidelity Cash Central Fund 1.58% (e)	55,737	55,748
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	137,998	138,012
TOTAL MONEY MARKET FUNDS
(Cost $193,760)		193,760
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $89,612,890)		102,954,284
NET OTHER ASSETS (LIABILITIES) - 0.2%		223,290
NET ASSETS - 100%		$103,177,574

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,873,561 or 1.8% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,499
Fidelity Securities Lending Cash Central Fund	240
Total	$3,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.